UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“IGRS-NQ inserts”

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.8%
AUSTRALIA 8.8%
DIVERSIFIED 4.8%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
Dexus Property Group(b)	6,175,510	4,867,635
FKP Property Group(b)	874,912	373,249
GPT Group(b)	2,740,552	8,242,875
Mirvac Group(b)	4,457,663	4,900,782
Stockland(b)	1,892,398	5,267,450
		23,651,991
INDUSTRIAL 0.3%
Goodman Group(b)	3,091,709	1,693,918
OFFICE 0.5%
Commonwealth Property Office Fund(b)	2,777,100	2,389,679
RETAIL 3.2%
Westfield Group(b)	1,303,173	9,663,943
Westfield Retail Trust(b)	2,671,067	6,216,300
		15,880,243
TOTAL AUSTRALIA		43,615,831
BRAZIL 1.7%
OFFICE 1.0%
BR Properties SA	517,167	4,697,892
RETAIL 0.7%
Aliansce Shopping Centers SA	142,307	952,119
BR Malls Participacoes SA	259,250	2,648,687
		3,600,806
TOTAL BRAZIL		8,298,698

	Number of Shares	Value
CANADA 4.8%
DIVERSIFIED 1.1%
Canadian Real Estate Investment Trust	75,862	$2,582,305
Dundee Real Estate Investment Trust	50,870	1,542,266
Dundee Real Estate Investment Trust, 144A(d)	36,221	1,098,140
		5,222,711
OFFICE 0.7%
Brookfield Office Properties (USD)	251,814	3,467,479
RESIDENTIAL 0.8%
Boardwalk REIT	89,932	4,134,864
RETAIL 2.2%
Primaris Retail REIT	233,669	4,571,251
RioCan REIT	258,517	6,414,202
		10,985,453
TOTAL CANADA		23,810,507
FINLAND 0.2%
DIVERSIFIED
Sponda Oyj(b)	208,255	782,141
FRANCE 3.9%
DIVERSIFIED
Unibail-Rodamco(b)	107,156	19,120,566
GERMANY 1.8%
OFFICE 0.5%
Alstria Office REIT AG(b)	208,741	2,449,266
RESIDENTIAL 1.3%
Deutsche Wohnen AG(b)	471,596	6,265,980
TOTAL GERMANY		8,715,246

	Number of Shares	Value
HONG KONG 11.1%
DIVERSIFIED 6.7%
Henderson Land Development Co., Ltd.(b)	453,000	$2,036,654
Hysan Development Co., Ltd.(b)	584,000	1,747,038
Sino Land Co., Ltd.(b)	3,958,000	5,257,059
Soho China Ltd.(b)	1,518,501	958,711
Sun Hung Kai Properties Ltd.(b)	1,589,019	18,229,236
Wharf Holdings Ltd.(b)	929,629	4,598,275
		32,826,973
OFFICE 2.0%
Hongkong Land Holdings Ltd. (USD)(b)	2,257,600	10,002,480
RESIDENTIAL 1.9%
China Overseas Land & Investment Ltd.(b)	5,347,360	7,624,019
Country Garden Holdings Co.(b)	7,004,000	1,953,792
		9,577,811
RETAIL 0.5%
Link REIT(b)	847,500	2,672,172
TOTAL HONG KONG		55,079,436
INDIA 0.3%
RETAIL
Phoenix Mills Ltd.(b)	337,373	1,476,759
JAPAN 9.4%
DIVERSIFIED 6.3%
Mitsubishi Estate Co., Ltd.(b)	564,000	9,148,420
Mitsui Fudosan Co., Ltd.(b)	842,334	13,306,508
Nomura Real Estate Holdings(b)	202,500	3,063,654
Sumitomo Realty & Development Co., Ltd.(b)	284,000	5,459,341
		30,977,923
OFFICE 2.6%
Japan Real Estate Investment Corp.(b)	366	3,578,233
Nippon Building Fund(b)	922	9,544,818
		13,123,051

	Number of Shares	Value
RESIDENTIAL 0.5%
Advance Residence Investment(b)	1,380	$2,499,742
TOTAL JAPAN		46,600,716
NETHERLANDS 0.5%
RETAIL
Eurocommercial Properties NV	61,460	2,365,658
NORWAY 0.4%
OFFICE
Norwegian Property ASA(b)	1,552,231	2,067,543
PHILIPPINES 1.1%
RETAIL
SM Prime Holdings(b)	20,221,113	5,617,810
SINGAPORE 4.1%
DIVERSIFIED 0.2%
CapitaLand Ltd.(b)	636,000	1,186,653
HOTEL 0.2%
City Developments Ltd.(b)	127,000	920,797
INDUSTRIAL 1.7%
Ascendas REIT(b)	1,694,000	2,612,204
Global Logistic Properties Ltd.(b),(c)	4,552,000	5,708,335
		8,320,539
OFFICE 0.7%
CapitaCommercial Trust(b)	4,631,000	3,537,544
RETAIL 1.3%
CapitaMalls Asia Ltd.(b)	1,178,835	1,086,355
CapitaMall Trust(b)	3,666,000	5,083,920
		6,170,275
TOTAL SINGAPORE		20,135,808

	Number of Shares	Value
SWEDEN 1.2%
DIVERSIFIED
Castellum AB(b)	206,560	$2,516,923
Fabege AB(b)	476,720	3,602,332
		6,119,255
SWITZERLAND 0.6%
OFFICE
PSP Swiss Property AG(b),(c)	30,894	2,772,587
UNITED KINGDOM 4.8%
DIVERSIFIED 4.3%
British Land Co., PLC(b)	1,220,502	8,990,055
Hammerson PLC(b)	1,490,629	8,726,850
Land Securities Group PLC(b)	361,156	3,589,378
		21,306,283
OFFICE 0.5%
Great Portland Estates PLC(b)	439,212	2,314,343
TOTAL UNITED KINGDOM		23,620,626
UNITED STATES 43.1%
DIVERSIFIED 4.6%
American Assets Trust	123,765	2,221,582
Forest City Enterprises(c)	361,099	3,849,315
Vornado Realty Trust	221,783	16,549,448
		22,620,345
HEALTH CARE 6.1%
HCP	575,858	20,189,582
Ventas	199,910	9,875,554
		30,065,136

	Number of Shares	Value
HOTEL 2.0%
Hersha Hospitality Trust	460,724	$1,594,105
Host Hotels & Resorts	263,117	2,878,500
Hyatt Hotels Corp., Class A(c)	167,520	5,255,102
		9,727,707
INDUSTRIAL 2.8%
DCT Industrial Trust	946,411	4,154,744
First Industrial Realty Trust(c)	463,255	3,706,040
ProLogis	259,243	6,286,643
		14,147,427
OFFICE 5.4%
BioMed Realty Trust	76,905	1,274,316
Boston Properties	66,420	5,918,022
Kilroy Realty Corp.	142,065	4,446,635
Liberty Property Trust	306,774	8,930,191
SL Green Realty Corp.	106,487	6,192,219
		26,761,383
RESIDENTIAL 9.3%
APARTMENT 8.6%
Apartment Investment & Management Co.	251,188	5,556,279
AvalonBay Communities	49,573	5,653,801
Colonial Properties Trust	132,772	2,411,139
Equity Residential	225,746	11,709,445
Home Properties	84,661	4,805,358
Post Properties	124,336	4,319,433
UDR	357,265	7,909,847
		42,365,302
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	54,532	3,419,156
TOTAL RESIDENTIAL		45,784,458

		Number of Shares	Value
SHOPPING CENTER 12.5%
COMMUNITY CENTER 4.5%
DDR Corp.		466,410	$5,083,869
Federal Realty Investment Trust		30,638	2,524,877
Kimco Realty Corp.		419,457	6,304,439
Regency Centers Corp.		94,342	3,333,103
Weingarten Realty Investors		237,280	5,023,218
			22,269,506
REGIONAL MALL 8.0%
General Growth Properties		488,732	5,913,657
Macerich Co.		80,615	3,436,617
Simon Property Group		274,155	30,151,567
			39,501,841
TOTAL SHOPPING CENTER			61,771,347
SPECIALTY 0.4%
DuPont Fabros Technology		104,096	2,049,650
TOTAL UNITED STATES			212,927,453
TOTAL COMMON STOCK (Identified cost—$483,967,419)			483,126,640
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		1,950,079	1,950,079
Federated Government Obligations Fund, 0.01%(e)		1,950,094	1,950,094
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,900,173)			3,900,173
TOTAL INVESTMENTS (Identified cost—$487,867,592)	98.6%		487,026,813
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4		7,155,083
NET ASSETS (Equivalent to $17.16 per share based on 28,803,662 shares of common stock outstanding)	100.0%		$494,181,896

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0% of net assets of the Fund.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 47.7% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

(c) Non-income producing security.

(d) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of net assets of the Fund, of which 0.0% are illiquid.

(e) Rate quoted represents the seven day yield of the fund.

Sector Breakdown

Sector	Value	Percentage

Diversified	163,814,841	33.1%
Office	73,583,247	14.9%
Residential	68,262,855	13.8%
Shopping Center	61,771,347	12.5%
Retail	48,769,176	9.9%
Health Care	30,065,136	6.1%
Industrial	24,161,884	4.9%
Hotel	10,648,504	2.2%
Other	11,055,256	2.2%
Miscellaneous	2,049,650	0.4%
Total	494,181,896	100.0%

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 47.7% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock – Brazil	$8,298,698	$8,298,698	$—	$—
Common Stock – Canada	23,810,507	23,810,507	—	—
Common Stock – Netherlands	2,365,658	2,365,658	—	—
Common Stock – United States	212,927,453	212,927,453	—	—
Common Stock – Other	235,724,324	—	235,724,324	—
Money Market Funds	3,900,173	—	3,900,173	—
Total Investments	$487,026,813	$247,402,316	$239,624,497	$—

* BGP Holdings PLC was acquired via a spinoff and has been fair valued at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized depreciation on securities were as follows:

Cost for federal income tax purposes	$487,867,592
Gross unrealized appreciation	$36,360,654
Gross unrealized depreciation	(37,201,433)
Net unrealized depreciation	$(840,779)

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 28, 2011